September 10, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

Ladies and Gentlemen:

We have transmitted to contract owners the semiannual reports for the period ended June 30, 2018 for the investment companies listed on Attachment 1 in which Annuity Investors Variable Account C invests.

Annuity Investors Life Insurance Company understands that the listed investment companies have filed these reports with the Commission under separate cover.

If you have any questions about this filing, please contact John Domaschko at 513.412.1401.

Sincerely,

/s/ John P. Gruber

John P. Gruber

Senior Vice President

Attachment 1—List of Underlying Portfolios

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

1940 Act Number
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452
• Invesco V.I. American Value Fund—Series I Shares
• Invesco V.I. Comstock Fund—Series I Shares
• Invesco V.I. Global Real Estate Fund—Series II Shares
• Invesco V.I. International Growth Fund—Series II Shares
• Invesco V.I. Mid Cap Core Equity Fund—Series II Shares
• Invesco V.I. Mid Cap Growth Fund—Series II Shares
• Invesco V.I. Small Cap Equity Fund—Series I Shares

ALPS Variable Investment Trust	811-21987
• Morningstar Balanced ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Conservative ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Growth ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II Shares

American Century® Variable Portfolios, Inc.	811-05188
• VP Capital Appreciation Fund—Class I Shares
• VP Large Company Value Fund—Class II Shares
• VP Mid Cap Value Fund—Class II Shares

Dreyfus Stock Index Fund, Inc.—Service Shares	811-05719

Dreyfus Investment Portfolio	811-08673
• MidCap Stock Portfolio

Dreyfus Variable Investment Fund	811-05125
• Government Money Market Portfolio

Deutsche DWS Variable Series II	811-05002
• Deutsche Global Growth VIP-Class A Shares
• Deutsche Small Mid Cap Value VIP—Class B Shares

Franklin Templeton Variable Insurance Products Trust	811-05583
• Franklin Mutual Global Discovery VIP Fund—Class 2 Shares
• Franklin Mutual Shares VIP Fund—Class 2 Shares
• Franklin Small Cap Value VIP Fund—Class 2 Shares
• Franklin U.S. Government Securities VIP Fund—Class 2 Shares
• Templeton Foreign VIP Fund—Class 2 Shares
• Templeton Global Bond VIP Fund—Class 2 Shares

Janus Aspen Series	811-07736
• Janus Henderson VIT Balanced Portfolio—Service Shares
• Janus Henderson VIT Enterprise Portfolio—Service Shares
• Janus Henderson VIT Overseas Portfolio—Service Shares
• Janus Henderson VIT Research Portfolio—Service Shares

Morgan Stanley Variable Insurance Fund, Inc.	811-07607
• Core Plus Fixed Income Portfolio-Class I Shares
• Mid Cap Growth Portfolio—Class I Shares

Neuberger Berman Advisers Management Trust	811-04255
• Guardian Portfolio—Class S Shares

1940 Act Number

Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Capital Appreciation Fund/VA—Service Shares
• Oppenheimer Global Fund/VA—Service Shares
• Oppenheimer Main Street Fund®/VA—Service Shares
• Oppenheimer Main Street Small Cap Fund®/VA—Service Shares

PIMCO Variable Insurance Trust	811-08399
• PIMCO High Yield Portfolio—Administrative Class
• PIMCO Real Return Portfolio—Administrative Class
• PIMCO Total Return Portfolio—Administrative Class

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.—Service Shares	811-07044

Wilshire Variable Insurance Trust	811-07917
• Wilshire 2015 Fund
• Wilshire 2025 Fund
• Wilshire 2035 Fund

AB Variable Products Series Fund, Inc.	811-05398
• AB International Value Portfolio—Class B Shares (closed)

Calamos Advisors Trust	811-09237
• Calamos Growth and Income Portfolio (closed)

Davis Variable Account Fund, Inc.	811-09293
• Davis Value Portfolio (closed)

Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Conservative Balanced Fund/VA—Service Shares (closed)